ESTIMATION OF FAIR VALUE (Details 7) $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($) $ / ton	Dec. 31, 2016 COP ($) $ / ton
Top of range [member] | Rubber Plantations [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Reference price USD/ton | $ / ton	1,620	1,907
Change in fiscal year-end price	5.00%	5.00%
Value of the biological asset	$ 25,366	$ 15,628
Effect on profits before taxes	$ 10,762	$ 9,888
Top of range [member] | African Palm Plantations [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Reference price USD/ton | $ / ton	683	637
Change in fiscal year-end price	5.00%	5.00%
Value of the biological asset	$ 27,883	$ 23,109
Effect on profits before taxes	$ 5,068	$ 5,495
Weighted Average [Member] | Rubber Plantations [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Reference price USD/ton | $ / ton	1,543	1,817
Change in fiscal year-end price	0.00%	0.00%
Value of the biological asset	$ 24,158	$ 14,606
Effect on profits before taxes	$ 9,554	$ 8,899
Weighted Average [Member] | African Palm Plantations [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Reference price USD/ton | $ / ton	651	606
Change in fiscal year-end price	0.00%	0.00%
Value of the biological asset	$ 26,555	$ 21,597
Effect on profits before taxes	$ 3,740	$ 5,354
Bottom of range [member] | Rubber Plantations [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Reference price USD/ton | $ / ton	1,466	1,726
Change in fiscal year-end price	(5.00%)	(5.00%)
Value of the biological asset	$ 22,950	$ 13,584
Effect on profits before taxes	$ 8,346	$ 7,910
Bottom of range [member] | African Palm Plantations [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Reference price USD/ton | $ / ton	618	576
Change in fiscal year-end price	(5.00%)	(5.00%)
Value of the biological asset	$ 25,228	$ 20,085
Effect on profits before taxes	$ 2,412	$ 3,213